PREPAID LAND LEASE PAYMENTS (Schedule of Prepaid Land Lease Payments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PREPAID LAND LEASE PAYMENTS [Abstract]
Prepaid land lease payments	$ 66,723	¥ 432,218	¥ 52,878
Less: accumulated amortization	(377)	(2,439)	(1,349)
Net carrying value	$ 66,346	¥ 429,779	¥ 51,529